Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Cash		$ 152,051	$ 2,581,086
Accounts receivable		23,466,286	21,313,735
Deferred offering costs			817,871
Prepaid expenses and other receivables		137,669	41,966
Total current assets		23,766,378	24,754,658
Long-term investment		29,643
Intangible assets, net		12,680,011	2,425,694
Right-of-use assets, net		705,522
Total non-current assets		13,415,176	2,425,694
Total assets		37,181,554	27,180,352
Accounts payable		3,478,345	284,067
Income tax payable		1,321,935	2,724,998
Convertible promissory notes			4,889,074
Warrant liabilities		4,683,834
Loans due to third parties		1,625,000
Accrued expenses and other liabilities		4,639,213	5,263,239
Lease liabilities		134,331
Deferred tax liabilities		548,889
Total current liabilities		19,091,103	14,127,154
Lease liabilities		625,080
Total non-current liability		625,080
Total liabilities		19,716,183	14,127,154
Commitments and contingencies
Ordinary shares (US$0.0001 par value per share; 500,000,000 authorized as of June 30, 2025 and 2024; 37,430,968 and 30,280,768 issued and outstanding as of June 30, 2025 and 2024, respectively)*	[1]	3,743	3,028
Additional paid-in capital	[1]	2,562,548	4,528
Accumulated other comprehensive loss		(5,132)
Retained earnings		14,904,212	13,045,642
Shareholders’ equity		17,465,371	13,053,198
Total liabilities and shareholders’ equity		37,181,554	27,180,352
Related Party
Amount due from a related party		10,372
Amount due to related parties		$ 2,659,556	$ 965,776

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.